Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of each of the fifty-seven funds listed in Appendix A

In planning and performing our audit of the financial statements of each of the funds listed in Appendix A (fifty-seven of the funds constituting Invesco Exchange-Traded Fund Trust II, referred to hereafter as the “Funds”) as of and for the year ended August 31, 2021 (except as indicated in Appendix A), in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of August 31, 2021.

This report is intended solely for the information and use of the Board of Trustees of Invesco Exchange-Traded Fund Trust II and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

October 25, 2021

Appendix A

Funds
Invesco PureBetaSM MSCI USA ETF
Invesco PureBetaSM MSCI USA Small Cap ETF
Invesco PureBetaSM US Aggregate Bond ETF
Invesco S&P 500 Revenue ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco DWA SmallCap Momentum ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco Russell 1000 Enhanced Equal Weight ETF
Invesco Russell 1000 Equal Weight ETF
Invesco Russell 1000 Low Beta Equal Weight ETF
Invesco S&P 500 Enhanced Value ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500 Momentum ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P 500 QVM Multi-factor ETF(a)

Invesco S&P MidCap 400 QVM Multi-factor ETF(a)
Invesco S&P SmallCap 600 QVM Multi-factor ETF(a)
Invesco Senior Loan ETF
Invesco Solar ETF
Invesco Nasdaq Biotechnology ETF(b)
Invesco PHLX Semiconductor ETF(b)
Invesco 1-30 Laddered Treasury ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco Preferred ETF
Invesco Taxable Municipal Bond ETF
Invesco Treasury Collateral ETF
Invesco Variable Rate Preferred ETF
Invesco VRDO Tax-Free ETF
Invesco NASDAQ 100 ETF(c)
Invesco NASDAQ Next Gen 100 ETF(c)

(a)	For the period June 28, 2021 (commencement of investment operations) through August 31, 2021
(b)	For the period June 9, 2021 (commencement of investment operations) through August 31, 2021
(c)	For the period October 12, 2020 (commencement of investment operations) through August 31, 2021

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